SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Disclosure of Operating Segments [Text Block]
	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2018
Net interest income	9,014	2,912	828	12,754
Other income	1,992	1,419	809	4,220
Total income	11,006	4,331	1,637	16,974
Costs	(7,724)	(2,134)	(1,910)	(11,768)
Trading surplus	3,282	2,197	(273)	5,206
Impairment (charge) credit	(862)	(77)	13	(926)
Profit before tax	2,420	2,120	(260)	4,280
External income	12,967	4,124	(117)	16,974
Inter-segment income	(1,961)	207	1,754	–
Segment income	11,006	4,331	1,637	16,974
Segment external assets	349,757	115,616	128,151	593,524
Segment external liabilities	261,019	137,614	155,141	553,774
Analysis of segment other income:
Current accounts	503	139	5	647
Credit and debit card fees	974	–	–	974
Commercial banking and treasury fees	–	271	–	271
Private banking and asset management	–	2	92	94
Factoring	–	83	–	83
Other fees and commissions	52	253	123	428
Fees and commissions receivable	1,529	748	220	2,497
Fees and commissions payable	(1,010)	(57)	(161)	(1,228)
Net fee and commission income	519	691	59	1,269
Operating lease income	1,305	36	–	1,341
Rental income from investment properties	–	–	–	–
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	–	268	268
Other income	168	692	482	1,342
Segment other income	1,992	1,419	809	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	498	2,349
Defined benefit scheme charges	121	48	231	400
Other segment items:
Additions to fixed assets	2,092	208	1,078	3,378
Investments in joint ventures and associates at end of year	4	–	1	5
	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2017
Net interest income	8,691	3,052	621	12,364
Other income	2,236	2,041	711	4,988
Total income	10,927	5,093	1,332	17,352
Costs	(8,147)	(2,511)	(972)	(11,630)
Trading surplus	2,780	2,582	360	5,722
Impairment (charge) credit	(626)	(89)	28	(687)
Profit (loss) before tax	2,154	2,493	388	5,035
External income	12,859	3,436	1,057	17,352
Inter-segment income	(1,932)	1,657	275	–
Segment income	10,927	5,093	1,332	17,352
Segment external assets	350,322	177,731	140,750	668,803
Segment external liabilities	258,835	224,576	141,907	625,318
Analysis of segment other income:
Current accounts	572	135	5	712
Credit and debit card fees	945	4	–	949
Commercial banking and treasury fees	–	321	–	321
Private banking and asset management	–	5	93	98
Factoring	–	91	–	91
Other fees and commissions	95	273	247	615
Fees and commissions receivable	1,612	829	345	2,786
Fees and commissions payable	(873)	(50)	(101)	(1,024)
Net fee and commission income	739	779	244	1,762
Operating lease income	1,281	63	–	1,344
Rental income from investment properties	–	1	–	1
Gains and losses on disposal of available-for-sale financial assets	–	29	435	464
Other income	216	1,169	32	1,417
Segment other income	2,236	2,041	711	4,988
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	423	2,292
Defined benefit scheme charges	149	52	140	341
Other segment items:
Additions to fixed assets	2,431	130	862	3,423
Investments in joint ventures and associates at end of year	9	–	–	9
	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2016
Net interest income	8,105	2,896	193	11,194
Other income	2,207	1,893	(814)	3,286
Total income	10,312	4,789	(621)	14,480
Costs	(7,215)	(2,485)	(2,051)	(11,751)
Trading surplus	3,097	2,304	(2,672)	2,729
Impairment (charge) credit	(579)	(12)	(161)	(752)
Profit (loss) before tax	2,518	2,292	(2,833)	1,977
External income	12,257	3,137	(914)	14,480
Inter-segment income	(1,945)	1,652	293	–
Segment income	10,312	4,789	(621)	14,480
Segment external assets	340,253	193,054	139,425	672,733
Segment external liabilities	265,128	231,450	133,160	629,738
Analysis of segment other income:
Current accounts	614	131	8	753
Credit and debit card fees	854	4	17	875
Commercial banking and treasury fees	–	303	–	303
Private banking and asset management	–	5	94	99
Factoring	–	112	–	112
Other fees and commissions	125	237	340	702
Fees and commissions receivable	1,593	792	459	2,844
Fees and commissions payable	(783)	(54)	(106)	(943)
Net fee and commission income	810	738	353	1,901
Operating lease income	1,142	83	–	1,225
Rental income from investment properties	–	3	–	3
Gains and losses on disposal of available-for-sale financial assets	–	17	558	575
Other income	255	1,052	(1,725)	(418)
Segment other income	2,207	1,893	(814)	3,286
Other segment items reflected in income statement above:
Depreciation and amortisation	1,345	236	629	2,300
Defined benefit scheme charges	141	51	79	271
Other segment items:
Additions to fixed assets	2,362	145	847	3,354
Investments in joint ventures and associates at end of year	9	28	22	59